Summary of Share Based Payment Award Other Than Option (Detail)	12 Months Ended
Sep. 30, 2014 $ / shares shares
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted, Nonvested, Number	550,481
Nonvested, ending balance	550,481
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted, weighted average grant date fair value | $ / shares	$ 17.00
Nonvested weighted average grant date fair value, ending balance | $ / shares	$ 17.00
2006 Unit Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning balance	1,395,984
Granted, Nonvested, Number	303,710
Forfeited, Nonvested, Number	25,894
Vested, Nonvested, Number	249,504
Nonvested, ending balance	1,424,296
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested weighted average grant date fair value, beginning balance | $ / shares	$ 0.57
Granted, weighted average grant date fair value | $ / shares	1.12
Forfeited, weighted average grant date fair value | $ / shares	2.13
Vested, weighted average grant date fair value | $ / shares	2.68
Nonvested weighted average grant date fair value, ending balance | $ / shares	$ 0.29